Annual Operating Expenses - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund - Fidelity Flex 500 Index Fund	Apr. 29, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.01%	[1]
Fee waiver and/or expense reimbursement	none	[2],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	none

[1]
A The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.

[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through June 30, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	C Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.